Composition of Share Capital (Parenthetical) (Detail) - ₪ / shares	Sep. 30, 2016	Jul. 07, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Aug. 29, 2012	Feb. 06, 2012	Nov. 10, 2010
Equity [Abstract]
Ordinary shares, par value	₪ 0.001		₪ 0.001	₪ 0.001	₪ 0.001		₪ 0.001	₪ 0.001
Preferred A shares, par value	₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001